SEMI-ANNUAL REPORT
                              NOVEMBER 30, 1998

                              [GRAPHIC OMITTED]

                              Mercury
                              Pan-European
                              Growth
                              Fund

                              OF MERCURY ASSET
                              MANAGEMENT FUNDS, INC.

                              ----------------
                                   MERCURY
                              ASSET MANAGEMENT
                              ----------------

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MERCURY MASTER
PAN-EUROPEAN GROWTH PORTFOLIO

SECTOR REPRESENTATION
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of November 30, 1998

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A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of November 30, 1998):

Capital Equipment  4.5%
Energy             7.4%
Cash Equivalent   38.7%
Finance           12.0%
Consumer Goods    16.6%
Services          18.3%
Materials          2.5%

GEOGRAPHIC ALLOCATION
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of November 30, 1998

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A pie chart illustrating the following percentages
(As a Percentage of Net Assets as of November 30, 1998):

Austria            0.1%*
United Kingdom    20.7%
Cash Equivalent   38.7%
Switzerland        7.5%
Sweden             1.8%
Spain              2.7%
Portugal           0.4%
Netherlands        4.2%
Italy              3.6%
Greece             0.1%
Germany            9.5%
France             8.3%
Finland            0.5%
Belgium            2.0%

*     Less than 0.1%.


             November 30, 1998  1  Mercury Pan-European Growth Fund

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DEAR SHAREHOLDER

We are pleased to provide you with this first report to shareholders for Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc. The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss our investment strategies, and highlight some of the Portfolio's holdings. Complete performance information can be found on page 4 of this report to shareholders.

Investment Environment

Since the Portfolio commenced operations on October 30, 1998, European markets have continued to recover from the lows reached in early October. Although the recovery has not been as strong as that of the United States, approximately two-thirds of the market drop since July had been regained by November month-end. The recovery was fueled by the initial interest rate cut by the US Federal Reserve Board, followed by interest rate cuts in Europe (with the notable exception of the German Bundesbank at the end of November), as central banks around the world took action to restore investor confidence. During November, markets were also supported by an exceptional level of corporate activity.

Europe is not immune from the fact that over 30% of the world economy is now in recession, and European economic forecasts have been revised downwards. With export markets weak, European growth has been dependent on a recovery by domestic consumption and business confidence. There were signs of weakness in the United Kingdom, where consumer spending continues to slow. There were also signs of a deterioration of business confidence in Germany. With the exception of the United Kingdom, where the probability of a recession has increased and growth may now be as low as 0.5% in 1999, the rest of Europe should continue to see a slower but nonetheless reasonable level of growth. Growth in Germany is expected to slow from 2.5% in 1998 to 1.5% next year, with France slowing from 2.8% in 1998 to 2.5% in 1999.

Unemployment has fallen slightly but remains high in Europe, currently at 10.9% for the eleven countries that are currently participating in the monetary union. With unemployment rates still high and producer prices negative in some countries, inflationary pressure remains low. These same eleven countries have an inflation rate of 1%.

Lower economic growth forecasts have led to profit warnings by a number of companies, particularly in the financial sector, where profits will be adversely affected by trading losses and increased provisions for downsizing, as well as in sectors exposed to the global economic cycle. However, with market confidence improving, the financial sector has recovered strongly. Corporate activity has again picked up and several large cross-border mergers have been announced; for example, between Hoechst AG and Rhone Poulenc, and Alusuisse and Viag AG. Corporate merger activity also involved US companies, such as the combination of British Petroleum PLC and Amoco Corp. and the purchase by Deutsche Bank AG of Bankers Trust.


             November 30, 1998  2  Mercury Pan-European Growth Fund

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Portfolio Activities

Given our cautious stance on the investment outlook in the short term, we invested cash steadily over the first month of operations as weakness in individual companies' share prices presented buying opportunities. By November month-end, 61% of the Portfolio was invested in equities. Sector allocation reflected our strategic views and we established overweighted positions in sectors that are relatively insulated from global economic weakness and are expected to benefit from restructuring in Europe. At November 30, 1998, the Portfolio was overweighted in services and utilities (water and telecommunications).

The Portfolio benefited from the strong performance of both Telefonica S.A. and Telecom Italia S.p.A. in telecommunications and from restructuring announcements made by Philips Electronics N.V. and Siemens AG. The banking sector continued to recover from lows reached in October as fears concerning the liquidity crunch subsided. Our holdings in Credit Commercial de France and Banka Intesa S.p.A. also contributed strongly to the Portfolio's performance. On the negative side, the Portfolio's holdings in the energy sector--in particular British Petroleum Company PLC and Shell Transport & Trading Co., PLC--were weak. Overall, the most important contributor to performance has been our relatively rapid exposure to the market early in the investment process.

Investment Outlook

As Europe looks forward to the introduction of the euro at the start of 1999 and global confidence continues to recover, European stock markets may finish the year on a strong note. However, it is likely that market volatility will remain in the coming months. For the near term, equity markets remain vulnerable to earnings disappointments and any further bad news from emerging markets.

Looking further ahead, we believe European stock markets will be well supported by the longer-term trends of wider share ownership in Europe and the more rigorous realization by European corporate managements of the importance of maximizing shareholder value. The markets may also be supported by further cuts in interest rates. Against this backdrop, we anticipate investing the Portfolio's remaining cash in the coming weeks.

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                    /s/ Andreas E.F. Utermann

Jeffrey Peek                        Andreas E.F. Utermann
President                           Portfolio Manager

December 28, 1998


             November 30, 1998  3  Mercury Pan-European Growth Fund

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FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*
================================================================================
                                                                 Since Inception
                                                                  Total Return
--------------------------------------------------------------------------------
Class I                                                               +2.50%
--------------------------------------------------------------------------------
Class A                                                               +2.40
--------------------------------------------------------------------------------
Class B                                                               +2.40
--------------------------------------------------------------------------------
Class C                                                               +2.40
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the period shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 10/30/98.


             November 30, 1998  4  Mercury Pan-European Growth Fund

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STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1998
------------------------------------------------------------------------------------------------
MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================================
Assets:
Investment in Mercury Pan-European Growth Portfolio, at value
  (identified cost--$493,686,357) (Note 1a)                                        $ 505,979,472
Prepaid registration fees and other assets (Note 1d)                                      84,250
                                                                                   -------------
Total assets                                                                         506,063,722
                                                                                   -------------
------------------------------------------------------------------------------------------------

Liabilities:
Payable to distributor (Note 2)                                                          336,954
Payable to administrator (Note 2)                                                        104,704
Accrued expenses and other liabilities                                                    46,957
                                                                                   -------------
Total liabilities                                                                        488,615
                                                                                   -------------
------------------------------------------------------------------------------------------------

Net Assets:
Net assets                                                                         $ 505,575,107
                                                                                   =============
------------------------------------------------------------------------------------------------

Net Assets Consist of:
Class I Shares of Common Stock, $0.0001 par value, 100,000,000 shares
  authorized                                                                       $         304
Class A Shares of Common Stock, $0.0001 par value, 100,000,000 shares
  authorized                                                                                 866
Class B Shares of Common Stock, $0.0001 par value, 100,000,000 shares
  authorized                                                                               2,517
Class C Shares of Common Stock, $0.0001 par value, 100,000,000 shares
  authorized                                                                               1,249
Paid-in capital in excess of par                                                     493,847,739
Undistributed investment income--net                                                     407,709
Accumulated realized capital losses on investments and foreign currency
  transactions from the Portfolio--net                                                    (3,546)
Unrealized appreciation on investments and foreign currency
  transactions from the Portfolio--net                                                11,318,269
                                                                                   -------------
Net assets                                                                         $ 505,575,107
                                                                                   =============
------------------------------------------------------------------------------------------------

Net Asset Value:
Class I--Based on net assets of $31,167,041 and 3,041,479 shares
  outstanding                                                                      $       10.25
                                                                                   =============
Class A--Based on net assets of $88,768,937 and 8,664,670 shares
  outstanding                                                                      $       10.24
                                                                                   =============
Class B--Based on net assets of $257,720,836 and 25,172,631 shares
  outstanding                                                                      $       10.24
                                                                                   =============
Class C--Based on net assets of $127,918,293 and 12,494,263 shares
  outstanding                                                                      $       10.24
                                                                                   =============
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 1998  5  Mercury Pan-European Growth Fund

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STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to November 30, 1998
------------------------------------------------------------------------------------------------
MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================================
Investment Income (Notes 1b & 1c):
Investment income allocated from the Portfolio (net of
  $15,417 foreign withholding tax)                                                   $ 1,356,810
Expenses allocated from the Portfolio                                                   (378,419)
                                                                                     -----------
Net investment income from the Portfolio                                                 978,391
                                                                                     -----------
------------------------------------------------------------------------------------------------

Expenses:
Account maintenance and distribution fees--Class B (Note 2)                          $   212,334
Account maintenance and distribution fees--Class C (Note 2)                              105,591
Administration fee (Note 2)                                              104,704
Registration fees (Note 1d)                                               41,361
Transfer agent fees--Class B (Note 2)                                     27,165
Printing and shareholder reports                                          23,584
Account maintenance fees--Class A
  (Note 2)                                                                19,029
Transfer agent fees--Class C (Note 2)                                     13,493
Transfer agent fees--Class A (Note 2)                                      8,610
Organization expenses                                                      7,933
Transfer agent fees--Class I (Note 2)                                      2,801
Professional fees                                                          2,200
Accounting services (Note 2)                                               1,111
Other                                                                        766
                                                                         -------
Total expenses                                                                           570,682
                                                                                     -----------
Investment income--net                                                                   407,709
                                                                                     -----------
------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:
Realized gain (loss) from the Portfolio on:
  Investments--net                                                        87,421
  Foreign currency transactions--net                                     (90,967)         (3,546)
                                                                         -------
Unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                       11,318,269
                                                                                     -----------
Net realized and unrealized gain on investments and
  foreign currency transactions from the Portfolio                                    11,314,723
                                                                                     -----------
Net Increase in Net Assets Resulting from Operations                                 $11,722,432
                                                                                     ===========
------------------------------------------------------------------------------------------------

+     Commencement of operations.

See Notes to Financial Statements.


             November 30, 1998  6  Mercury Pan-European Growth Fund

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STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to November 30, 1998
------------------------------------------------------------------------------------------------
MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================================
Increase (Decrease) in Net Assets:
------------------------------------------------------------------------------------------------
Operations:
Investment income--net                                                              $    407,709
Realized loss on investments and foreign currency transactions from the
  Portfolio--net                                                                          (3,546)
Unrealized appreciation on investments and foreign currency
  transactions from the Portfolio--net                                                11,318,269
                                                                                    ------------
Net increase in net assets resulting from operations                                  11,722,432
                                                                                    ------------
------------------------------------------------------------------------------------------------

Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions                   493,702,675
                                                                                    ------------
------------------------------------------------------------------------------------------------

Net Assets:
Total increase in net assets                                                         505,425,107
Beginning of period                                                                      150,000
                                                                                    ------------
End of period*                                                                      $505,575,107
                                                                                    ============
------------------------------------------------------------------------------------------------
*     Undistributed investment income--net                                          $    407,709
                                                                                    ============

+     Commencement of operations.

See Notes to Financial Statements.


               November 30, 1998  7  Mercury Pan-European Growth Fund

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FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                  For the Period October 30, 1998+ to November 30, 1998
                                                  -----------------------------------------------------
Increase (Decrease) in Net Asset Value:            Class I      Class A      Class B        Class C
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period               $ 10.00      $ 10.00      $  10.00       $  10.00
                                                   ----------------------------------------------------
Investment income--net                                 .01          .01           .01            .01
Realized and unrealized gain on investments
  and foreign currency transactions from the
  Portfolio--net                                       .24          .23           .23            .23
                                                   ----------------------------------------------------
Total from investment operations                       .25          .24           .24            .24
                                                   ----------------------------------------------------
Net asset value, end of period                     $ 10.25      $ 10.24      $  10.24       $  10.24
                                                   ====================================================
------------------------------------------------------------------------------------------------------.
Total Investment Return:**
Based on net asset value per share                    2.50%++      2.40%++       2.40%++        2.40%++
                                                   ====================================================
------------------------------------------------------------------------------------------------------.
Ratios to Average Net Assets:
Expenses++                                            1.44%*       1.71%*        2.46%*         2.46%*
                                                   ====================================================
Investment income--net                                1.76%*       1.57%*         .77%*          .77%*
                                                   ====================================================
------------------------------------------------------------------------------------------------------.
Supplemental Data:
Net assets, end of period (in thousands)           $31,167      $88,769      $257,721       $127,918
                                                   ====================================================
------------------------------------------------------------------------------------------------------.

*     Annualized.

**    Total investment returns exclude the effects of sales loads.

+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.

++    Aggregate total investment return.

See Notes to Financial Statements.


             November 30, 1998  8  Mercury Pan-European Growth Fund

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NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND

1     Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is a part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 30, 1998, the Fund had no operations other than those relating to organizational matters and the issuance of 15,000 capital shares of the Fund on July 29, 1998 to Mercury Asset Management International Ltd. ("Mercury International") for $150,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolios' Notes to Financial Statements, which is included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


             November 30, 1998  9  Mercury Pan-European Growth Fund

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NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                            Account                 Distribution
                                         Maintenance Fee                 Fee
      --------------------------------------------------------------------------
      Class A                                 .25%                        --
      --------------------------------------------------------------------------
      Class B                                 .25%                       .75%
      --------------------------------------------------------------------------
      Class C                                 .25%                       .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


             November 30, 1998  10  Mercury Pan-European Growth Fund

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NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      For the period October 30, 1998 to November 30, 1998, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                          MFD           MLPF&S
      --------------------------------------------------------------------------
      Class I                                           $   50        $   87,587
      --------------------------------------------------------------------------
      Class A                                           $9,455        $3,382,553
      --------------------------------------------------------------------------

      For the period October 30, 1998 to November 30, 1998, MLPF&S received contingent deferred sales charges of $3,930 and $2,943 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 30, 1998 to November 30, 1998 were $494,678,416 and $992,059, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $493,702,675 for the period October 30, 1998 to November 30, 1998.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period October 30,
      1998+ to November 30, 1998                Shares             Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                              3,127,662           $ 31,313,510
      Shares redeemed                            (89,933)              (905,603)
                                               --------------------------------
      Net increase                             3,037,729           $ 30,407,907
                                               ================================
      --------------------------------------------------------------------------

      + Prior to October 30, 1998 (commencement of operations), the Fund issued
        3,750 shares to Mercury Pan-European Growth Fund for $37,500.

      Class A Shares for the Period October 30,
      1998+ to November 30, 1998                Shares             Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                              9,140,881           $ 91,405,023
      Shares redeemed                           (479,961)            (4,814,597)
                                               --------------------------------
      Net increase                             8,660,920           $ 86,590,426
                                               ================================
      --------------------------------------------------------------------------

      + Prior to October 30, 1998 (commencement of operations), the Fund issued
        3,750 shares to Mercury Pan-European Growth Fund for $37,500.


             November 30, 1998  11  Mercury Pan-European Growth Fund

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NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class B Shares for the Period October 30,
      1998+ to November 30, 1998                Shares             Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             25,438,880           $254,483,201
      Shares redeemed                           (269,999)            (2,692,926)
                                              ---------------------------------
      Net increase                            25,168,881           $251,790,275
                                              =================================
      --------------------------------------------------------------------------

      + Prior to October 30, 1998 (commencement of operations), the Fund issued
        3,750 shares to Mercury Pan-European Growth Fund for $37,500.

      Class C Shares for the Period October 30,
      1998+ to November 30, 1998                Shares             Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             12,650,288           $126,513,751
      Shares redeemed                           (159,775)            (1,599,684)
                                              ---------------------------------
      Net increase                            12,490,513           $124,914,067
                                              =================================
      --------------------------------------------------------------------------

      + Prior to October 30, 1998 (commencement of operations), the Fund issued
        3,750 shares to Mercury Pan-European Growth Fund for $37,500.


             November 30, 1998  12  Mercury Pan-European Growth Fund

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SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                         In US Dollars
                                                              --------------------------------------
                    Shares                                                     Value      Percent of
Industries           Held            Investments                 Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------

Austria

Business/            5,000    Flughafen Wien AG              $   224,332    $   223,241      0.0%
Public Services
----------------------------------------------------------------------------------------------------
                              Total Investments in Austria       224,332        223,241      0.0
----------------------------------------------------------------------------------------------------

Belgium

Insurance           14,172    Fortis AG                        4,224,763      4,512,599      0.9
----------------------------------------------------------------------------------------------------
Utilities--         13,989    Electrabel S.A.                  5,200,706      5,417,427      1.1
Electric & Gas
----------------------------------------------------------------------------------------------------
                              Total Investments in Belgium     9,425,469      9,930,026      2.0
----------------------------------------------------------------------------------------------------

Finland

Electrical &        23,839    Nokia Oyj (Class A)              2,234,772      2,333,110      0.5
Electronics
----------------------------------------------------------------------------------------------------
                              Total Investments in Finland     2,234,772      2,333,110      0.5
----------------------------------------------------------------------------------------------------

France

Banking             30,909    Credit Commercial de France      2,205,158      2,667,971      0.5
----------------------------------------------------------------------------------------------------
Beverages            8,787    LVMH (Louis Vuitton
& Tobacco                     Moet Hennessy)                   1,653,598      1,703,219      0.3
----------------------------------------------------------------------------------------------------
Business/           56,549    Vivendi                         12,588,514     12,826,205      2.6
Public Services
----------------------------------------------------------------------------------------------------
Energy              18,767    Elf Aquitaine S.A.               2,230,369      2,346,785      0.5
Sources             37,651    Total S.A. (Class B)             4,543,168      4,681,639      0.9
                                                              --------------------------------------
                                                               6,773,537      7,028,424      1.4
----------------------------------------------------------------------------------------------------
Insurance           36,028    Axa                              4,209,630      4,670,461      0.9
----------------------------------------------------------------------------------------------------
Leisure/            12,925    Accor S.A.                       2,808,689      2,849,527      0.6
Tourism
----------------------------------------------------------------------------------------------------
Merchandising        4,090    Carrefour S.A.                   2,813,739      2,903,498      0.6
                    11,732    Guilbert S.A.                    1,617,605      1,655,367      0.3
                    32,438    Pinault-Printemps-
                              Redoute S.A                      5,543,555      5,549,554      1.1
                                                              --------------------------------------
                                                               9,974,899     10,108,419      2.0
----------------------------------------------------------------------------------------------------
                              Total Investments in France      40,214,025    41,854,226      8.3
----------------------------------------------------------------------------------------------------


             November 30, 1998  13  Mercury Pan-European Growth Fund

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                                                                         In US Dollars
                                                              --------------------------------------
                    Shares                                                     Value      Percent of
Industries           Held            Investments                 Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------

Germany

Automobiles         38,241   +DaimlerChrysler AG             $ 2,987,992    $ 3,603,568      0.7%
                    21,676    Volkswagen AG                    1,718,467      1,769,469      0.4
                                                              --------------------------------------
                                                               4,706,459      5,373,037      1.1
----------------------------------------------------------------------------------------------------
Banking             70,000    Deutsche Bank AG                 4,492,361      4,335,404      0.9
                    34,203    HypoVereinsbank                  2,692,816      2,970,127      0.6
                                                              --------------------------------------
                                                               7,185,177      7,305,531      1.5
----------------------------------------------------------------------------------------------------
Business/            1,941    SAP AG (Systeme,
Public Services               Anwendungen, Produkte in
                              der Datenverarbeitung)             865,008        881,803      0.2
----------------------------------------------------------------------------------------------------
Chemicals          150,009    Bayer AG                         6,294,233      6,176,058      1.2
----------------------------------------------------------------------------------------------------
Construction        53,605    Hochtief AG                      2,019,745      2,084,903      0.4
& Housing            3,320    Heidelberger Zement AG             246,103        246,471      0.1
                                                              --------------------------------------
                                                               2,265,848      2,331,374      0.5
----------------------------------------------------------------------------------------------------
Electrical &        90,315    Siemens AG                       5,614,017      6,304,153      1.2
Electronics
----------------------------------------------------------------------------------------------------
Insurance           11,878    Allianz AG                       4,127,752      4,289,571      0.8
----------------------------------------------------------------------------------------------------
Merchan-            22,000    Metro AG                         1,429,343      1,376,220      0.3
dising              51,598    Metro AG (Preferred)             2,079,422      2,090,780      0.4
                    63,200    Metro AG (Rights) (a)                    0         47,240      0.0
                                                              --------------------------------------
                                                               3,508,765      3,514,240      0.7
----------------------------------------------------------------------------------------------------
Telecommu-          79,746    Deutsche Telekom AG              2,231,522      2,245,436      0.4
nications           41,390    Mannesmann AG                    4,231,195      4,492,792      0.9
                                                              --------------------------------------
                                                               6,462,717      6,738,228      1.3
----------------------------------------------------------------------------------------------------
Utilities--         92,385    VEBA AG                          5,019,142      5,137,054      1.0
Electric & Gas
----------------------------------------------------------------------------------------------------
                              Total Investments in Germany    46,049,118     48,051,049      9.5
----------------------------------------------------------------------------------------------------

Greece

Telecommu-          15,050   +Panfon Hellenic Telecom Co.        271,277        270,607      0.1
nications
----------------------------------------------------------------------------------------------------
                              Total Investments in Greece        271,277        270,607      0.1
----------------------------------------------------------------------------------------------------


             November 30, 1998  14  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

                                                                         In US Dollars
                                                             ---------------------------------------
                    Shares                                                     Value      Percent of
Industries           Held            Investments                 Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------

Italy

Banking            698,568    Banka Intesa S.p.A.            $ 3,697,812    $ 3,912,699      0.8%
                   505,607    Unicredito Italiano S.p.A.       2,707,601      2,883,271      0.6
                                                             ---------------------------------------
                                                               6,405,413      6,795,970      1.4
----------------------------------------------------------------------------------------------------
Energy             456,342    ENI S.p.A.                       2,788,866      2,839,528      0.6
Sources
----------------------------------------------------------------------------------------------------
Insurance           45,479    Assicurazioni Generali           1,670,436      1,703,628      0.3
----------------------------------------------------------------------------------------------------
Telecommu-       1,077,322    Telecom Italia S.p.A.            5,735,094      6,751,767      1.3
nications
----------------------------------------------------------------------------------------------------
                              Total Investments in Italy      16,599,809     18,090,893       3.6
----------------------------------------------------------------------------------------------------

Netherlands

Broadcasting        11,210    Wolters Kluwer N.V.              2,186,415      2,143,330      0.4
& Publishing
----------------------------------------------------------------------------------------------------
Chemicals           79,649    Akzo Nobel N.V.                  3,016,528      3,275,536      0.7
----------------------------------------------------------------------------------------------------
Electrical &        51,030    Koninklijke (Royal) Philips
Electronics                   Electronics N.V.                 2,903,294      3,238,895      0.6
----------------------------------------------------------------------------------------------------
Food &             110,419    Koninklijke Numico N.V.          4,477,013      4,778,414      0.9
Household Products
----------------------------------------------------------------------------------------------------
Insurance           84,166    ING Groep N.V.                   4,328,356      4,834,335      1.0
----------------------------------------------------------------------------------------------------
Merchan-            86,265    Hagemeyer N.V.                   3,012,014      3,036,289      0.6
dising
----------------------------------------------------------------------------------------------------
                              Total Investments in the
                              Netherlands                     19,923,620     21,306,799      4.2
----------------------------------------------------------------------------------------------------

Portugal

Construction        40,500    Brisa-Auto Estradas de
& Housing                     Portugal, S.A.                   1,955,447      2,196,388      0.4
----------------------------------------------------------------------------------------------------
                              Total Investments in Portugal    1,955,447      2,196,388      0.4
----------------------------------------------------------------------------------------------------

Spain

Banking            221,953    Banco Santander, S.A.            4,266,851      4,552,328      0.9
----------------------------------------------------------------------------------------------------
Telecommu-         136,857    Telefonica S.A.                  6,153,855      6,451,300      1.3
nications
----------------------------------------------------------------------------------------------------
Utilities--        107,538    Endesa S.A.                      2,766,735      2,814,994      0.5
Electric & Gas
----------------------------------------------------------------------------------------------------
                              Total Investments in Spain      13,187,441     13,818,622      2.7
----------------------------------------------------------------------------------------------------


             November 30, 1998  15  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

                                                                         In US Dollars
                                                             ---------------------------------------
                    Shares                                                     Value      Percent of
Industries           Held            Investments                 Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------

Sweden

Appliances         180,481    Electrolux AB                  $ 2,835,011    $ 2,759,342      0.5%
& Household
Durables
----------------------------------------------------------------------------------------------------
Electrical         180,737    Telefonaktiebolaget LM
& Electronics                 Ericsson (Class B)               4,293,744      5,036,257      1.0
----------------------------------------------------------------------------------------------------
Machinery &         69,911    Atlas Copco AB (A Shares)        1,651,790      1,598,975      0.3
Engineering
----------------------------------------------------------------------------------------------------
                              Total Investments in Sweden      8,780,545      9,394,574      1.8
----------------------------------------------------------------------------------------------------

Switzerland

Automobiles         82,009    Safra Republic Holdings
                              S.A. (ADR) (b)                   3,981,376      4,141,455      0.8
----------------------------------------------------------------------------------------------------
Banking             14,840    UBS AG                           4,202,595      4,481,450      0.9
----------------------------------------------------------------------------------------------------
Business/            4,084    Adecco S.A.                      1,695,885      1,779,482      0.4
----------------------------------------------------------------------------------------------------
Public Services
Food &                   3    Lindt & Sprungli AG                 80,237         76,790      0.0
----------------------------------------------------------------------------------------------------
Household            5,000    Nestle S.A. (Registered
Products                      Shares)                         10,824,466     10,425,654      2.1
                                                             ---------------------------------------
                                                              10,904,703     10,502,444      2.1
----------------------------------------------------------------------------------------------------
Health &             6,025    Novartis AG (Registered
Personal                      Shares)                         11,139,035     11,349,943      2.2
Care                   465    Roche Holding AG                 5,570,088      5,483,175      1.1
                                                             ---------------------------------------
                                                              16,709,123     16,833,118      3.3
----------------------------------------------------------------------------------------------------
                              Total Investments in
                              Switzerland                     37,493,682     37,737,949      7.5
----------------------------------------------------------------------------------------------------

United Kingdom

Banking            100,000    Barclays PLC                     2,211,579      2,269,025      0.4
                    70,084    HSBC Holdings PLC                1,675,549      1,896,703      0.4
                   284,462    Lloyds TSB Group PLC             3,574,461      3,954,857      0.8
                                                             ---------------------------------------
                                                               7,461,589      8,120,585      1.6
----------------------------------------------------------------------------------------------------
Beverages          181,495    British American Tobacco PLC     1,605,540      1,664,488      0.3
& Tobacco          251,334    Diageo PLC                       2,761,556      2,816,162      0.6
                                                             ---------------------------------------
                                                               4,367,096      4,480,650      0.9
----------------------------------------------------------------------------------------------------
Broadcasting       291,851    Pearson PLC                      5,190,609      5,249,576      1.0
& Publishing       931,049    Reed International PLC           7,526,360      7,328,709      1.4
                                                             ---------------------------------------
                                                             12,716,969      12,578,285      2.4
----------------------------------------------------------------------------------------------------


             November 30, 1998  16  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

                                                                         In US Dollars
                                                             ---------------------------------------
                    Shares                                                     Value      Percent of
Industries           Held            Investments                 Cost        (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------

United Kingdom (concluded)

Business/          413,290    Compass Group PLC              $ 4,148,964    $ 4,358,051      0.9%
Public             368,376    Hays PLC                         2,790,085      3,112,418      0.6
Services                                                     ---------------------------------------
                                                               6,939,049      7,470,469      1.5
----------------------------------------------------------------------------------------------------
Energy             367,959    British Petroleum
Sources                       Company PLC                      5,575,405      5,738,096      1.1
                 1,372,964    Shell Transport & Trading
                              Co., PLC                         8,414,789      8,281,006      1.6
                                                             ---------------------------------------
                                                              13,990,194     14,019,102      2.7
----------------------------------------------------------------------------------------------------
Food &             340,000    Cadbury Schweppes PLC            5,189,266      5,105,719      1.0
Household          273,337    Unilever PLC                     2,763,420      2,843,938      0.6
Products                                                       7,952,686      7,949,657      1.6
----------------------------------------------------------------------------------------------------
Health &           416,200    Glaxo Wellcome PLC              12,894,808     13,166,210      2.6
Personal           500,251    SmithKline Beecham PLC           6,233,187      6,141,826      1.2
Care                91,730    Zeneca Group PLC                 3,601,163      3,814,596      0.8
                                                             ---------------------------------------
                                                              22,729,158     23,122,632      4.6
----------------------------------------------------------------------------------------------------
Insurance          137,887   +Allied Zurich PLC                1,682,028      1,968,231      0.4
                   563,963    Royal & Sun Alliance
                              Insurance Group PLC              4,974,884      4,709,098      0.9
                                                             ---------------------------------------
                                                               6,656,912      6,677,329      1.3
----------------------------------------------------------------------------------------------------
Merchan-           600,000    Safeway PLC                      3,003,716      2,960,459      0.6
dising             991,524    Tesco PLC                        2,775,913      2,928,821      0.6
                                                             ---------------------------------------
                                                               5,779,629      5,889,280      1.2
----------------------------------------------------------------------------------------------------
Metals/            254,947    Rio Tinto PLC (Registered)       3,095,285      2,987,066      0.6
Non-Ferrous
----------------------------------------------------------------------------------------------------
Recreation         510,100    EMI Group PLC                    3,100,183      3,038,779      0.6
& Other Con-
sumer Goods
----------------------------------------------------------------------------------------------------
Telecommu-         208,156    British Telecommunications PLC   2,780,747      2,852,759      0.6
nications
                   360,805   +Cable & Wireless
                              Communications PLC               2,801,251      3,215,162      0.6
                   162,769    Vodafone Group PLC               2,259,588      2,403,983      0.5
                                                             ---------------------------------------
                                                               7,841,586      8,471,904      1.7
----------------------------------------------------------------------------------------------------
                              Total Investments in the
                              United Kingdom                 102,630,336    104,805,738     20.7
----------------------------------------------------------------------------------------------------


             November 30, 1998  17  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                         In US Dollars
                                                             ---------------------------------------
                 Face             Short-Term                                   Value      Percent of
                Amount            Securities                    Cost         (Note 1a)    Net Assets
----------------------------------------------------------------------------------------------------
Commercial   US $4,701,000    General Motors
Paper*                        Acceptance Corp.,
                              5.50% due 12/01/1998           $ 4,701,000    $ 4,701,000      0.9%
----------------------------------------------------------------------------------------------------
Foreign    FRF 347,000,000    French Treasury Bill,
Government                    3.30% due 4/08/1999             60,497,165     60,497,165     12.0
Obliga-
tions*       DM 63,000,000    German Treasury Bill,
                              3.22% due 1/15/1999             37,192,502     37,119,634      7.3
                71,000,000    German Treasury Bill,
                              3.27% due 4/16/1999             41,570,929     41,496,781      8.2
----------------------------------------------------------------------------------------------------
                              Total Investments in
                              Short-Term Securities          143,961,596    143,814,580     28.4
----------------------------------------------------------------------------------------------------
                              Total Investments             $442,951,469    453,827,802     89.7
                                                            ============
                              Time Deposits**                               110,856,631     21.9
                              Liabilities in Excess of Other Assets         (58,704,859)   (11.6)
                                                                           -------------------------
                              Net Assets                                   $505,979,574    100.0%
                                                                           =========================
----------------------------------------------------------------------------------------------------

* Commercial Paper and certain Foreign Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

** Time deposit bears interest at 5%, 3%, and 3.33% and matures on 12/01/1998, 12/01/1998, and 12/02/1998, respectively.

+     Non-income producing security.

(a)   The rights may be exercised until 12/07/98.

(b)   American Depositary Receipt (ADR).

      See Notes to Financial Statements.


             November 30, 1998  18  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1998
------------------------------------------------------------------------------------------------
MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================================
Assets:
Investments, at value (identified cost--$442,951,469)
  (Note 1a)                                                                         $453,827,802
Cash                                                                                         481
Foreign time deposits (Note 1c)                                                      110,856,631
Receivables:
  Securities sold                                                   $ 60,784,014
  Contributions                                                        2,938,980
  Dividends                                                               86,950
  Interest                                                                 6,758      63,816,702
                                                                    ----------------------------
Total assets                                                                         628,501,616
                                                                                    ------------
------------------------------------------------------------------------------------------------

Liabilities:
Payables:
  Securities purchased                                               121,978,247
  Investment adviser (Note 2)                                            314,250
  Withdrawals                                                            185,376     122,477,873
                                                                    ------------
Accrued expenses and other liabilities                                                    44,169
                                                                                    ------------
Total liabilities                                                                    122,522,042
                                                                                    ------------
------------------------------------------------------------------------------------------------

Net Assets:
Net assets                                                                          $505,979,574
                                                                                    ============
------------------------------------------------------------------------------------------------

Net Assets Consist of:
Partners' capital                                                                   $494,661,303
Unrealized appreciation on investments and foreign
  currency transactions--net                                                          11,318,271
                                                                                    ------------
Net assets                                                                          $505,979,574
                                                                                    ============
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             November 30, 1998  19  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to November 30, 1998
------------------------------------------------------------------------------------------------
MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================================
Investment Income (Notes 1d & 1e):
Dividends (net of $15,417 foreign withholding tax)                                  $     87,366
Interest and discount earned                                                           1,269,445
                                                                                    ------------
Total income                                                                           1,356,811
                                                                                    ------------
------------------------------------------------------------------------------------------------

Expenses:
Investment advisory fees (Note 2)                                   $    314,250
Custodian fees                                                            43,057
Accounting services (Note 2)                                              11,610
Trustees' fees and expenses                                                3,456
Professional fees                                                          2,692
Organization expenses                                                      2,160
Pricing fees                                                                 546
Other                                                                        648
                                                                    ------------
Total expenses                                                                           378,419
                                                                                    ------------
Investment income--net                                                                   978,392
                                                                                    ------------
------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
  Foreign Currency Transactions--Net (Notes 1b,
  1c, 1e & 3): Realized gain (loss) from:
  Investments--net                                                        87,421
  Foreign currency transactions--net                                     (90,967)         (3,546)
                                                                    ------------
Unrealized appreciation on:
  Investments--net                                                    10,876,333
  Foreign currency transactions--net                                     441,938      11,318,271
                                                                    ----------------------------
Net realized and unrealized gain on investments and
  foreign currency transactions                                                       11,314,725
                                                                                    ------------
Net Increase in Net Assets Resulting from Operations                                $ 12,293,117
                                                                                    ============
------------------------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.

             November 30, 1998  20  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to November 30, 1998
--------------------------------------------------------------------------------
MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================
Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------
Operations:
Investment income--net                                            $     978,392
Realized loss on investments and foreign
currency transactions--net                                               (3,546)
Unrealized appreciation on investments and
foreign currency
  transactions--net                                                  11,318,271
                                                                  -------------
Net increase in net assets resulting from operations                 12,293,117
                                                                  -------------
--------------------------------------------------------------------------------

Net Capital Contributions:
Increase in net assets derived from net capital
  contributions                                                     493,686,457
                                                                  -------------
--------------------------------------------------------------------------------

Net Assets:
Total increase in net assets                                        505,979,574
Beginning of period                                                          --
                                                                  -------------
End of period                                                     $ 505,979,574
                                                                  =============
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================
The following ratios have been derived from information       For the Period
provided in the financial statements.                        October 30, 1998+
                                                            to November 30, 1998
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses                                                                   .90%*
                                                                   =============
Investment income--net                                                    2.34%*
                                                                   =============
--------------------------------------------------------------------------------

Supplemental Data:
Net assets, end of period (in thousands)                           $    505,980
                                                                   =============
Portfolio turnover                                                         .30%


















                                               =============
--------------------------------------------------------------------------------

* Annualized.

+ Commencement of operations.

See Notes to Financial Statements.


             November 30, 1998  21  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

1     Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract


             November 30, 1998  22  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts. Premium or discount is amortized over the life of the contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


             November 30, 1998  23  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.75% of the average daily value of the Portfolios' net assets. Mercury International has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      In addition, MLPF&S received $4,535 in commissions on the execution of portfolio security transactions for the Portfolio for the period October 30, 1998 to November 30, 1998.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 30, 1998 to November 30, 1998 were $300,032,766 and $1,130,315, respectively.


             November 30, 1998  24  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains (losses) for the period October 30, 1998 to November 30, 1998 and net unrealized gains as of November 30, 1998 were as follows:

                                                      Realized       Unrealized
                                                    Gains (Losses)     Gains
      --------------------------------------------------------------------------
      Long-term Investments                           $ 87,421       $10,876,333
      Foreign currency transactions                    (90,967)          441,938
                                                      --------------------------
      Total                                           $ (3,546)      $11,318,271
                                                      ==========================
      --------------------------------------------------------------------------

      As of November 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $10,876,333, of which $12,999,114 related to appreciated securities and $2,122,781 related to depreciated securities. At November 30, 1998, the aggregate cost of investments for Federal income tax purposes was $442,951,469.

4     Commitments:

      At November 30, 1998, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell foreign currency with an approximate value of $68,692,000 and $60,510,000, respectively.


             November 30, 1998  25  Mercury Pan-European Growth Fund

[GRAPHIC OMITTED]

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 1998
================================================================================
Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                      2.6%
 ..------------------------------------------------------------------------------
Vivendi                                                                 2.6
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                         2.2
--------------------------------------------------------------------------------
Nestle S.A. (Registered Shares)                                         2.1
--------------------------------------------------------------------------------
Shell Transport & Trading Co., PLC                                      1.6
--------------------------------------------------------------------------------
Reed International PLC                                                  1.4
--------------------------------------------------------------------------------
Telecom Italia S.p.A.                                                   1.3
--------------------------------------------------------------------------------
Telefonica S.A.                                                         1.3
--------------------------------------------------------------------------------
Siemens AG                                                              1.2
--------------------------------------------------------------------------------
Bayer AG                                                                1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Health & Personal Care                                                  7.9%
--------------------------------------------------------------------------------
Banking                                                                 6.8
--------------------------------------------------------------------------------
Telecommunications                                                      5.7
--------------------------------------------------------------------------------
Insurance                                                               5.2
--------------------------------------------------------------------------------
Energy Sources                                                          4.7
--------------------------------------------------------------------------------
Business/Public Services                                                4.7
--------------------------------------------------------------------------------
Food & Household Products                                               4.6
--------------------------------------------------------------------------------
Merchandising                                                           4.5
--------------------------------------------------------------------------------
Electrical & Electronics                                                3.3
--------------------------------------------------------------------------------
Broadcasting & Publishing                                               2.8
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             November 30, 1998  26  Mercury Pan-European Growth Fund

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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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